Provisions, income tax liabilities and other liabilities - Movements in Restructuring Provisions Classified in Non-current and Current Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period	€ 6,721	€ 7,315	[1]
Of which:
Classified in current liabilities	472	594		€ 631
Provisions utilized	(528)	(459)		(793)
Transfers	(274)	(425)		(421)
Currency translation differences	113	145		(214)
Balance, end of period	6,341	6,721		7,315	[1]
Restructuring Provision
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period	1,118	1,499		1,390
Of which:
Classified in non-current liabilities	761	524		868		€ 600
Classified in current liabilities	472	594		631		€ 790
Change in provisions recognized in profit or loss for the period	636	183		767
Provisions utilized	(522)	(571)		(663)
Transfers	0	1		20
Unwinding of discount	5	0		1
Currency translation differences	(4)	6		(16)
Balance, end of period	€ 1,233	€ 1,118		€ 1,499

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.